Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 - Income Taxes

For the three months ended March 31 2013 and 2012, the Company recognized income tax expense of $10,134 and $254,734, respectively.

At March 31, 2013 management believes there are no uncertain tax liabilities.

Note 7 – Income Taxes

As noted above, the Predecessor Company converted from a limited liability company to a corporation on June 1, 2011. For the five months ending May 31, 2011, the taxable income (or loss) of the Predecessor Company, a limited liability company, was allocated to its sole member. Therefore, no provision or liability for income taxes has been included in these financial statements for these relevant periods when the Predecessor Company was in existence. As a result of the June 1, 2011 conversion, on that date the Company recorded a net deferred tax asset of $274,489, by a credit to income tax expense, for temporary differences between financial reporting and the income tax basis of the existing assets and liabilities at that date.

For the year ended December 31 2012, the Company recognized income tax benefit of $737, which reflects the adjustment of the above mentioned net tax asset in the amount of $67,083, offset by the net tax expense of the year totaling $66,346. For the year ended December 31, 2011, the Company recognized a net income tax benefit of $225,450.

At December 31, 2012, management believes there are no uncertain tax liabilities. The Company recognizes interest and penalties related to uncertain tax positions in income tax (benefit)/expense. No interest and penalties related to uncertain tax positions were accrued at December 31, 2012.

The Company files income tax returns in U.S. federal jurisdiction and various states. There are currently no federal or state income tax examinations underway for these jurisdictions. The 2012 tax year remains open to examination by taxing jurisdictions to which the Company is subject.

Income tax provision for the periods December 31, 2012 and December 31, 2011 consists of the following:

	12/31/2012	12/31/2011
Current Tax expense (benefit)	$67,820	$26,794
Deferred Tax Expense (benefit):
Effect of change in tax status		(274,489)
Change in net deferred tax asset	(67,083)	22,245
Deferred tax benefit	(67,083)	(252,244)
Total income tax expense (benefit)	737	(225,450)

The reconciliation of the results of applying the Company's effective statutory federal income tax rate of 35% for December 31, 2012 and December 31, 2011 to the Company's income before taxes and the Company's provision for income taxes is as follows:

	12/31/2012	12/31/2011
Federal Income Taxes	35.0%	35.0%
State Income Taxes	3.0%	3.0%
Permanent Items	-1.6%	5.1%
Current Year Losses not utilized	36.5%	0.0%
Foreign tax credit, net of credit	0.0%	1.3%
Effect of change in tax status	0.0%	-72.7%
Nontaxable (income) loss of LLC	0.0%	-30.1%
Tax Bracket Rate Benefit and other	0.0%	-1.4%
	0.0%	-59.8%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management believes it is not "more-likely-than-not" that the Company will realize the benefits of the net operating losses at December 31, 2012. The Company’s deferred tax valuation allowance of $11,041,594 reflected below is an increase of $10,972,559 as there was no valuation allowance recorded as of December 31, 2011.

The components of the deferred tax assets, net of deferred tax liabilities for each period are:

	12/31/2012	12/31/2011
Inventory	17,150	13,553
Goodwill and other intangibles	-	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	-
Net Operating Loss	11,041,594	-
NOL Valuation Allowance	(11,041,594)	-
Other	1,087	-
Deferred Tax Assets	333,411	302,934

Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	-
Prepaid Expenses	(58,053)	(9,688)
Other	-	-
Deferred Tax Liabilities	(116,534)	(50,689)

Net Deferred Tax Asset	216,877	252,245

At December 31, 2012, the Company had $28,730,000 of cumulated net operating loss carryforwards before application of Internal Revenue Code 382 limitations for federal income tax purposes that were available to offset future taxable income through the year 2032.